Nature and Description of the Company	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Nature and Description of the Company

Note 1. Nature and Description of the Company

Enerflex Ltd. (“Enerflex” or “the Company”) is a leading provider of modular natural gas, power technology and treated water solutions. The Company's vertically integrated suite of product offerings includes processing, cryogenic, compression, electric power, and treated water solutions, spanning all phases of a project's lifecycle, from front-end engineering and design to after-market service. The Company's customer focused delivery model supports operational excellence, innovation, and scalability across its global footprint.

Headquartered in Calgary, Alberta, Canada, Enerflex’s registered office is located at 904, 1331 Macleod Trail SE, Calgary, Alberta, Canada. Enerflex has approximately 4,400 engineers, manufacturers, technicians, professionals, and innovators. Enerflex, its subsidiaries, interests in associates and joint operations, operates in 17 countries globally, spanning North America (“NAM”), Latin America (“LATAM”), and the Eastern Hemisphere (“EH”). Enerflex operates four business segments and reports in three business segments: Canada and the United States of America (“USA”), which combine into the NAM reporting segment, LATAM which includes operations in Mexico and South America, and EH which includes the Company’s international operations in Europe, Africa, the Middle East, Australia, and Asia.

The following table represents Enerflex and its material subsidiaries as at December 31, 2025:

Name	Jurisdiction of Incorporation	Ownership	Reporting Segment
Enerflex Ltd.	Canada	Public Shareholders	North America
Enerflex Inc.	Delaware, USA	100 percent	North America
Enerflex Energy Systems Inc. (Delaware)	Delaware, USA	100 percent	North America
Enerflex Energy Systems (Australia) PTY Ltd.	Australia	100 percent	Eastern Hemisphere
Enerflex Australasia Holdings Pty Ltd.	Australia	100 percent	Eastern Hemisphere
Coöperatief Enerflex U.A.	Netherlands	100 percent	Eastern Hemisphere
Enerflex Middle East Ltd.	Barbados	100 percent	Eastern Hemisphere
Enerflex Holding Company NL B.V.	Netherlands	100 percent	Eastern Hemisphere
Exterran Services (UK) Ltd.	United Kingdom	100 percent	Eastern Hemisphere
Exterran Middle East LLC	Oman	100 percent	Eastern Hemisphere